Equity (Details 5) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 4,734	$ (344)	$ 10,708	$ 4,438
Weighted average number of outstanding shares	12,888,732,761	12,897,843,194	12,888,732,761	12,908,791,494
Basic earnings per share	$ 0.37	$ (0.03)	$ 0.83	$ 0.34
Diluted earnings per share	0.37	(0.03)	0.83	0.34
Basic and diluted earnings (losses) per ADS equivalent	$ 0.74	$ (0.06)	$ 1.66	$ 0.68
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 2,734	$ (198)	$ 6,183	$ 2,559
Weighted average number of outstanding shares	7,442,231,382	7,442,231,382	7,442,231,382	7,442,231,382
Basic earnings per share	$ 0.37	$ (0.03)	$ 0.83	$ 0.34
Diluted earnings per share	0.37	(0.03)	0.83	0.34
Basic and diluted earnings (losses) per ADS equivalent	$ 0.74	$ (0.06)	$ 1.66	$ 0.68
Preference shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 2,000	$ (146)	$ 4,525	$ 1,879
Weighted average number of outstanding shares	5,446,501,379	5,455,611,812	5,446,501,379	5,466,560,112
Basic earnings per share	$ 0.37	$ (0.03)	$ 0.83	$ 0.34
Diluted earnings per share	0.37	(0.03)	0.83	0.34
Basic and diluted earnings (losses) per ADS equivalent	$ 0.74	$ (0.06)	$ 1.66	$ 0.68